Share-Based Payment Arrangements - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Feb. 14, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 30.8
Employee Restricted Stock Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of other equity instruments vested after subject to performance metrics	110.00%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	100.00%
Maximum percentage of other equity instruments vested modifier increase decrease subject to environmental social and governance metric achievement	10.00%
Employee Restricted Stock Awards [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance under share-based payment arrangement		6,200,000
Employee Restricted Stock Awards [Member] | First Year Anniversary of Grant Date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement	50.00%
Employee Restricted Stock Awards [Member] | Second Year Anniversary Of Grant Date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement	25.00%
Employee Restricted Stock Awards [Member] | Third Year Anniversary Of Grant Date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement	25.00%